Derivative Instruments - Derivatives by Line Item in Statement of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net gain (loss) from futures and forward currency trading
Total realized and changed in unrealized net gain (loss)			$ 3,123,843	$ 13,597,021	$ (13,052,471)
Futures, Forward, and Swap Contracts
Net gain (loss) from futures and forward currency trading
Total realized and changed in unrealized net gain (loss)	$ (3,548,285)	$ 920,591	3,123,843	13,597,021	(13,052,471)
Futures Contracts
Net gain (loss) from futures and forward currency trading
Realized	(1,918,046)	2,661,434	3,217,037	13,721,540	(1,421,184)
Change in unrealized	(2,004,133)	(1,649,420)	364,735	1,452,328	(10,721,873)
Total realized and changed in unrealized net gain (loss)	(3,922,179)	1,012,014	3,581,772	15,173,868	(12,143,057)
Forward Contracts
Net gain (loss) from futures and forward currency trading
Realized	(44,397)	(67,154)	(2,396,861)	84,586	(2,018,078)
Change in unrealized	123,471	(478,502)	24,922	241,364	(59,436)
Total realized and changed in unrealized net gain (loss)	79,074	(545,656)	(2,371,939)	325,950	(2,077,514)
Swap Contracts
Net gain (loss) from futures and forward currency trading
Change in unrealized	294,820	454,233	1,914,010	(1,902,797)	1,168,100
Total realized and changed in unrealized net gain (loss)	$ 294,820	$ 454,233	$ 1,914,010	$ (1,902,797)	$ 1,168,100